CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,800,000,000	5,800,000,000	5,800,000,000	5,800,000,000	4,800,000,000
Common stock, shares outstanding	3,381,366	3,381,366	3,366,165	3,354,866	2,900,914
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Common stock, shares issued	3,381,366	3,381,366	3,366,165	3,354,866	2,900,914
Series A Preferred Stock [Member]
Preferred stock, shares authorized	739,000,000	739,000,000	739,000,000	540,000,000	300,000,000
Preferred stock, shares outstanding	409,551	409,551	405,958	293,033	288,190
Series A A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	600,000	600,000	600,000	600,000	600,000
Preferred stock, shares outstanding	34	34	34	34	34
Series M Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000	300,000,000
Preferred stock, shares outstanding	29,338	29,338	29,338	29,338	29,338
Series NC Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000	20,000	20,000	20,000	20,000
Preferred stock, shares outstanding	15,007	15,007	7	7	7